Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

		31 December	31 December
		2019	2018
	Notes	Successor (NFH)	Predecessor (HHH)
Payables for purchases of property and equipment		279,285	457,811
Payroll and welfare payable		144,267	109,256
Transaction costs payable		79,480	—
Accrued expenses		118,515	79,588
Accrued rent		23,496	62,905
Withholding tax, value added taxes and surcharges payable	(a)	195,273	24,448
Interest payable		34,348	11,292
Others		7,494	4,930

		882,158	750,230